FAIR VALUE MEASUREMENT - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 13, 2014
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	$ (138,027,000)	$ (147,897,000)		$ 0
Equity instrument (Note 11(d))	1,553,000	2,929,000
Investment properties	5,250,000	5,809,000	$ 6,378,000
Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	130,000	200,000
Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,000	0
Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	1,553,000	2,929,000	$ 2,271,000
Fair value
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	(138,027,000)	(147,897,000)
Equity instrument (Note 11(d))	1,553,000	2,929,000
Fair value | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	(6,000)
Fair value | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,322,000	10,528,000
Fair value | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	1,995,000	2,444,000
Fair value | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,291,000	5,658,000
Fair value | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	158,000	173,000
Fair value | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	11,000	0
Fair value | Quoted prices in active markets (Level 1)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	0	0
Fair value | Quoted prices in active markets (Level 1) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0
Fair value | Significant observable inputs (Level 2)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	0	0
Fair value | Significant observable inputs (Level 2) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0
Fair value | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	1,553,000	2,929,000
Fair value | Significant unobservable inputs (Level 3) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,322,000	10,528,000
Fair value | Significant unobservable inputs (Level 3) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	1,995,000	2,444,000
Fair value | Significant unobservable inputs (Level 3) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,291,000	5,658,000
Fair value | Significant unobservable inputs (Level 3) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	158,000	$ 173,000
Fair value | Significant unobservable inputs (Level 3) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 11,000